OPERATING LEASES (Details Narrative)	Jul. 31, 2025
Weighted average remaining lease term	15 years 2 months 12 days
Weighted average discount rate	3.62%
Minimum [Member]
Operating leases extended period	5 years
Maximum [Member]
Operating leases extended period	49 years